5. AGREEMENT WITH SUMITOMO PRECISION PRODUCTS CO., LTD.	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
5. JOINT DEVELOPMENT AGREEMENT WITH SUMITOMO PRECISION PRODUCTS CO., LTD.

On May 31, 2012, the Company entered into a Joint Research and Product Development Agreement with Sumitomo, a publicly-traded Japanese corporation, for the commercialization of our ChromaID™ technology.   On March 29, 2013, the Company entered into an Amendment to Joint Research and Product Development Agreement or Amended Agreement with Sumitomo. The Amended Agreement extended the Joint Development Agreement from March 31, 2013 to December 31, 2013.   The extension provided for continuing work between Sumitomo and Visualant focused upon advancing the ChromaID technology and market research aimed at identifying the most significant markets for the ChromaID technology. The parties have identified a commercial version of the ChromaID scanner as Version 7.  The market research assisted in refining the qualities of Version 7 for the marketplace.  Meanwhile, the current version of the technology, identified as Version 6D, was introduced to the marketplace as a part of our ChromaID F12 Lab Kit during the three months ended December 31, 2013. The Amended Agreement expired December 31, 2013 and the parties are defining their future commercial relationship.

Sumitomo invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012.  Sumitomo also paid the Company an initial payment of $1 million in accordance for an exclusive License Agreement which covers Japan, China, Taiwan, Korea and the entirety of Southeast Asia (Burma, Indonesia, Thailand, Cambodia, Laos, Vietnam, Singapore and the Philippines). A running royalty for the license granted under the License Agreement will be negotiated at the completion of the Joint Development Agreement. The Sumitomo License fee was recorded as revenue over the life the Joint Development Agreement and was fully recorded as of May 31, 2013.

Sumitomo is publicly traded in Japan and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world.